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John Hancock Financial Services, Inc.

John Hancock Place
Post Office Box 111
Boston, Massachusetts 02117                            [LOGO] John Hancock(R)
(617) 572-8050 Fax: (617) 572-9161                            Financial Services
E-mail: rbocage@jhancock.com

Ronald J. Bocage
Vice President and Counsel

VIA EDGAR

May 6, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE   John Hancock Life Insurance Company
     Registration Statements Filed On Form N -6

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John Hancock Variable Life Account UV (Flex V1)                      #  33-63842
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John Hancock Variable Life Account UV (Majestic Variable Universal   # 333-42378
Life 98)
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John Hancock Variable Life Account UV (Majestic Variable Estate      # 333-73444
Protection 98)
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John Hancock Variable Life Account UV (Medallion Executive           # 333-63654
Variable Life III)
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John Hancock Variable Life Account UV (Medallion Variable            # 333-70746
Life Edge II)
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John Hancock Variable Life Account UV (Performance Executive         #333-111383
Variable Life)
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     John Hancock Variable Life Insurance Company
     Registration Statements Filed On Form N-6

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John Hancock Variable Life Account S (Medallion Executive            #   333-425
Variable Life II, Medallion Executive Variable Life III)
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John Hancock Variable Life Account S (Majestic Variable              # 333-15075
Universal Life 98)
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John Hancock Variable Life Account S (Majestic Variable Estate       #  33-64366
Protection 98)
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John Hancock Variable Life Account S (Variable Estate Protection     # 333-55172
Edge)
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John Hancock Variable Life Account S (Performance Executive          #333-111385
Variable Life)
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John Hancock Variable Life Account U (Medallion Variable Life        # 333-52128
Edge II)
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John Hancock Variable Life Account V (Flex V1)                       #  33-16611
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,


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Ronald J. Bocage
Vice President and Counsel